LEASES - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of leases [Abstract]
Beginning balance	$ 134,485	$ 87,598
Additions	36,090	74,011
Additions from business combinations	3,792	0
Foreign exchange difference	(7,976)	(4,031)
Foreign currency translation	(689)	(89)
Interest expense	6,822	5,415	$ 4,944
Payments	(37,386)	(27,201)
Disposals	0	(1,218)
Ending balance	$ 135,138	$ 134,485	$ 87,598